Trade and Other Payables, Net (Details) - USD ($)						12 Months Ended
	Oct. 06, 2025	Dec. 31, 2024	Sep. 27, 2024	Apr. 29, 2024	Jul. 04, 2023	Jun. 30, 2025	Dec. 31, 2025	Dec. 16, 2025	Jun. 30, 2024
Trade and Other Payables, Net [Line Items]
Gross proceeds					$ 125,000,000
Percentage of bid price					90.00%
Warrant shares (in Shares)	600,000
Commitment shares (in Shares)					122,549
Commitment fee put amount			$ 3,020,000	$ 3,020,000	$ 1,875,000
Warrant exchange of shares						$ 271,902	$ 261,463		$ (4,412,218)
Gross proceeds received			15,000,000
Cash payment			1,750,000
Cash payment of equity capital raise			1,750,000
Deferred payment amount			10,000
Captail raising transaction revised amount		$ 3,500,000
Incur interest annual rate.		$ 10
Financial liability							27,200,000
Commitment fee payable							4,100,000
Ordinary shares aggregate value							40,000,000
Full settlement of claims							27,200,000
Commitment fee payable							12,800,000
Management obligation							40,000,000
Additional provisions							$ 8,700,000
Bottom of Range [Member]
Trade and Other Payables, Net [Line Items]
New agreement cash payment			3,500,000
Top of Range [Member]
Trade and Other Payables, Net [Line Items]
New agreement cash payment			$ 15,000,000
GEM [Member]
Trade and Other Payables, Net [Line Items]
Warrant shares (in Shares)						1,814,797
Exercise price per share (in Dollars per share)					$ 10.71		$ 0.001
Shares received (in Shares)							1,409,624
Shares issued (in Shares)							2,744,062
Resale of shares issued (in Shares)							2,744,062
Ordinary Shares [Member]
Trade and Other Payables, Net [Line Items]
Exercise price per share (in Dollars per share)								$ 7.9
Shares issued (in Shares)						80,994,098	104,790,304	2,000,000
Ordinary shares aggregate value						$ 51,508,320	$ 197,732,356
Ordinary Shares [Member] | GEM [Member]
Trade and Other Payables, Net [Line Items]
Warrant exchange of shares					$ 27,200,000